UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549
                               FORM 13F



                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:

         This Amendment (Check only one):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Banc of America Investment Advisors, Inc.
         Address:          100 Federal Street
                           Boston, MA  02110

Form 13F File Number: 028-10483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeffrey Cullen
Title:          Vice President
Phone:          617-434-6665

Signature, Place, and Date of Signing:



/s/Jeffrey Cullen                   Boston, MA                May  7, 2009
-----------------------      ------------------------       -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
       holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


No.   Form 13F File Number   Name

01    028-04163              AIM Private Asset Management, Inc.
02    028-11406              Wells Fargo Funds Management, LLC
03    028-04634              Moody Aldrich Partners, LLC
04    028-01880              Anchor Capitol Advisors, Inc.
05    028-06694              Appleton Partners, Inc.
06    028-05933              Argent Capital Management LLC
07    028-04003              Ariel Capital Management, LLC
08    028-01558              Ashfield & Co., Inc.
09    028-05936              Atlanta Capital Management Company, L.L.C.
10    028-07150              Atlantic Capital Management, LLC
11    028-07480              AWAD Asset Management, Inc.
12    028-04295              BlackRock Advisors, Inc.
13    028-05620              Brandes Investment Partners, L.P.
14    028-02568              ClearBridge Asset Management Inc.
15    028-04121              Davis Selected Advisers, L.P.
16    028-06700              Dreman Value Management, L.L.C.
17    028-01666              Eagle Asset Management, Inc.
18    028-04139              Eaton Vance Management
19    028-03706              Equinox Capital Management, LLC
20    028-00858              A.R. Schmeidler and Co., Inc.
21    028-01454              Federated Investment Counseling
22    028-04517              FortsmannLeff LLC
23    028-02540              Fox Asset Management LLC
24    028-00869              Fred Alger Management, Inc.
25    028-01217              ING Investment Management Co.
26    028-06155              Ironwood Capital Management, LLC
27    028-05788              IXIS Asset Management Advisors, L.P.
28    028-06075              Jarislowsky Fraser Limited
29    028-05792              Kayne Anderson Rudnick Investment Management, LLC
30    028-06810              Keeley Asset Management Corp.
31    028-11482              Knightsbridge Asset Management, LLC
32    028-02457              Mesirow Financial Investment Management
33    028-06325              New York Life Investment Management LLC
34    028-03477              Madison Investment Advisors, Inc.
35    028-04968              MFS Institutional Advisors, Inc.
36    028-00288              Montag & Caldwell, Inc.
37    028-04634              Moody Aldrich Partners, LLC
38    028-05406              New Amsterdam Partners LLC
39    028-10409              NorthRoad Capital Management, LLC
40    028-11710              Nuveen Asset Management
41    028-01474              NWQ Investment Management Company, LLC
42    028-04558              Parametric Portfolio Associates LLC
43    028-10372              Philadelphia International Advisors LP
44    028-10919              Allianz Global Investors Managed Accounts LLC
45    028-03459              Smith Asset Management Group LP
46    028-05655              Riverbridge Partners, LLC
47    028-05621              Santa Barbara Asset Management, LLC
48    028-04691              Schafer Cullen Capital Management, Inc.
49    028-11308              Trusco Capital Management, Inc. (aka Seix
                             Investment Advisors)
50    028-2682               UBS Global Asset Management (Americas) Inc.
51    028-12088              Forward Uniplan Advisors, Inc.
52    028-6354               Victory Capital Management Inc.
53    028-03692              Miller Howard Investments Inc.
54    028-7794               Alta Capital Management LLC
55    028-1343               Janus Capital Management LLC
56    028-04413              Wells Capital Management LLC
57    028-12484              Robeco Investment Management Inc.
58    028-10231              OFI Private Investments Inc.
59                           Breckinridge Capital Advisors
60    028-05953              Lee Munder Investments, LTD
61    028-04496              Kalmar Investments, Inc.
62    028-11851              Aletheia Research & Management, Inc.
63    028-04041              Thompson Siegel & Walmsley, LLC
64    028-05412              Bennett Lawrence Management, LLC


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